3 - INCOME TAXES - Taxes (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Deferred tax assets:
Net Operating tax carry-forwards	11,295	3,268
Gross deferred tax asset	11,295	3,268
Valuation allowance	(11,295)	(3,268)
Net deferred tax assets